Document and Entity Information	Jul. 07, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 07, 2020
Entity File Number	0-28364
Entity Registrant Name	NORWOOD FINANCIAL CORP
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2828306
Entity Address, Address Line One	717 Main Street
Entity Address, City or Town	Honesdale
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18431
City Area Code	570
Local Phone Number	253-1455
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	NWFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001013272
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false